Subsequent events (Details) - INSYS Group Inc. $ in Millions	Jul. 15, 2016 USD ($)
Subsequent events
Payments to Acquire Businesses, Gross	$ 37.9
Additional amount payable subject to achieving certain performance conditions	33.5
Subsequent event
Subsequent events
Earnout contingent consideration	$ 7.0